SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 24, 2022	Mar. 21, 2022	Feb. 28, 2022	Feb. 23, 2022	Feb. 10, 2022	Feb. 02, 2022	Feb. 01, 2022	Jan. 31, 2022	Jan. 20, 2022	Jan. 20, 2022	Jan. 20, 2022	Jan. 19, 2022	Jan. 11, 2022	Jan. 10, 2022	Jan. 06, 2022	Jan. 03, 2022	Dec. 31, 2021	Dec. 15, 2021	Nov. 30, 2021	Sep. 21, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Jun. 30, 2022	Apr. 08, 2022	Mar. 25, 2022	Feb. 09, 2022	Oct. 05, 2021	Jul. 11, 2021	Jul. 10, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																	6,802,721	5,714,286	2,082,128	4,512,497	7,823,177	1,000,000	4,629,964	8,300,345	14,700,000	6,000,000	10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000
Number of common stock issued																	$ 68,027	$ 60,000	$ 25,610		$ 158,810		$ 108,804	$ 163,517	$ 235,200	$ 183,600		$ 41,051	$ 163,000	$ 48,000		$ 60,000	$ 26,778	$ 72,800
Liability reduction																	39,167	41,000	$ 18,000		44,062		36,114	64,743	114,660	60,000		17,694		24,000		40,000	8,926	20,000
Debt Instrument, Face Amount																	$ 39,167	$ 35,677			$ 41,000		$ 35,340	$ 64,554	$ 114,660	$ 60,000		$ 16,000		$ 24,000		$ 40,000	$ 7,000	$ 20,000
Common Stock, Shares, Issued																	247,015,579																		468,266,754				40,000,000			129,836,060
Debt Instrument, Debt Default, Amount						$ 1,750			$ 2,279	$ 2,279	$ 2,279
Default amounts									$ 28,000
Debt Instrument, Fee									1,750
Debt Instrument, Fee Amount						$ 76,604			$ 69,600	$ 69,600	$ 69,600
Convertible Notes Payable																	$ 316,974																		$ 526,908							$ 10,762
Debt Instrument, Convertible, Conversion Price																																			$ 0.001365							$ 0.00906
Common Stock, Shares Authorized																	500,000,000																		1,000,000,000							250,000,000
Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price																	$ 0.00574
Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price																	$ 0.015
Common Stock One [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																										2,500,000
Number of common stock issued																										$ 76,500
Liability reduction																										25,000
Debt Instrument, Face Amount																										$ 25,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																							4,344,595		7,225,972	4,000,000
Number of common stock issued																							$ 4,344,595		$ 115,616	$ 123,600
Liability reduction																							33,888		52,027	40,000
Debt Instrument, Face Amount																							$ 33,888		$ 51,369	$ 40,000
Common Stock, Shares Authorized					1,000,000,000																																	500,000,000		500,000,000	250,000,000
Consultant [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued									2,220,000	2,220,000	2,220,000
Bill Edmonds [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues												11,000,000
David Bradford [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues												5,000,000
Lloyd Spencer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues										2,040,000		5,000,000
Equity Option [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued									2,040,000	2,040,000	2,040,000	1,000,000
Equity Option [Member] | Bill Edmonds [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued												11,000,000
Equity Option [Member] | David Bradford [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued												5,000,000
Equity Option [Member] | Lloyd Spencer [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued												5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	9,142,857	12,605,042				8,805,111	7,722,008	6,265,664	8,000,000				5,714,286	5,714,286	9,070,295	5,673,765
Interest Payable						$ 424	$ 30,000	$ 25,000	$ 12,000	$ 12,000	$ 12,000					$ 32,667
Common Stock Excess Amount	$ 11,086	$ 17,899				10,816	14,788	9,461					$ 14,571	$ 15,143	$ 19,047	24,071
Number of common stock issued	31,086	47,899				40,816	44,788	34,461			52,800		44,571	45,143	69,841	56,738
Liability reduction	20,000	30,000				76,604	$ 30,000	$ 25,000	69,600	69,600	69,600		30,000	30,000	50,794	$ 32,667
Debt Instrument, Face Amount	20,000	30,000		$ 30,000	$ 20,000	74,429			25,571	$ 25,571	$ 25,571		$ 30,000	$ 30,000	$ 50,794
Common Stock, Shares, Issued																																				15,660,000
Common stock deficit amount						32,578			$ 17,100
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture						$ 44,026
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized																																					500,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized																																					1,000,000,000
Subsequent Event [Member] | Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible Notes Payable			$ 187,500
Debt Instrument, Maturity Date			Feb. 28, 2023
Debt Instrument, Interest Rate, Stated Percentage			1000.00%
Repayments of Debt			$ 170,330.64
Debt Instrument, Convertible, Conversion Price			$ 0.0005
Subsequent Event [Member] | Common Stock One [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						8,163,265
Common Stock Excess Amount	14,571	11,933
Number of common stock issued	48,571	31,933
Liability reduction	$ 34,000	$ 20,000				$ 30,000
Debt Instrument, Face Amount						$ 30,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	14,285,714	8,403,361		10,084,034	6,606,111	6,802,721
Common Stock Excess Amount				$ 17,395	$ 8,406	$ 9,014
Number of common stock issued				47,395	28,406	34,014
Liability reduction				$ 30,000	$ 20,000	25,000
Debt Instrument, Face Amount	$ 34,000	$ 20,000				$ 25,000
Subsequent Event [Member] | Investors [Member] | Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Repayments of Debt			$ 4,489.92